UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Real Assets Fund	March 31, 2018

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡	Shares/Par	$ Value
(Cost and value in $000s)		
COMMON STOCKS 96.6%		
CONSUMER DISCRETIONARY 0.6%		
Hotels, Resorts, & Cruise Lines 0.6%		
Hilton Worldwide Holdings	247,127	19,464
Total Consumer Discretionary		19,464
CONSUMER STAPLES 0.3%		
Agricultural Products 0.1%		
Bunge Limited	59,500	4,399
		4,399
Packaged Foods & Meats 0.2%		
Cal-Maine Foods (1)	114,889	5,021
		5,021
Total Consumer Staples		9,420
ENERGY 12.9%		
Integrated Oil & Gas 3.9%		
BP (GBP)	2,176,125	14,678
Chevron	69,089	7,879
ExxonMobil	287,800	21,473
Galp Energia (EUR)	506,468	9,551
Occidental Petroleum	333,772	21,682
Suncor Energy	214,500	7,409
Total (EUR)	713,118	40,876
Total, Rights, 4/4/18 (EUR) (1)	713,118	–
		123,548
Oil & Gas Equipment & Services 1.5%		
Baker Hughes	292,700	8,128
C&J Energy Services (1)	131,800	3,403
Dril-Quip (1)	78,700	3,526

Frank's International	238,800	1,297
Halliburton	97,400	4,572
Helix Energy Solutions Group (1)	258,681	1,498
Schlumberger	58,501	3,790
Sentinel Energy Services, Equity Units (1)	217,300	2,156
Solaris Oilfield Infrastructure, Class A (1)	59,800	990
Subsea 7 (NOK)	447,231	5,756
TechnipFMC	143,300	4,220
Tenaris (EUR)	452,357	7,819
		47,155

Oil & Gas Exploration & Production 5.3%

Advantage Oil & Gas (CAD) (1)	912,449	2,698
ARC Resources (CAD)	580,100	6,322
Cairn Energy (GBP) (1)	1,625,138	4,711
Canadian Natural Resources	337,000	10,605
Centennial Resource Development, Class A (1)	438,762	8,051
Cimarex Energy	39,248	3,670
Concho Resources (1)	116,600	17,529
Continental Resources (1)	96,200	5,671
Crew Energy (CAD) (1)	693,892	1,018
Devon Energy	122,424	3,892
Diamondback Energy (1)	113,100	14,309
Encana	517,700	5,695
Energen (1)	56,100	3,526
EOG Resources	233,000	24,528
Jagged Peak Energy (1)	325,136	4,594
Kelt Exploration (CAD) (1)	617,800	3,299
Kosmos Energy (1)	1,127,626	7,104
Lundin Petroleum (SEK) (1)	182,473	4,610
Matador Resources (1)	123,200	3,685
Noble Energy	146,100	4,427
Peyto Exploration & Development (CAD)	285,200	2,391
Pioneer Natural Resources	40,100	6,888
RSP Permian (1)	202,300	9,484

Seven Generations Energy, Class A (CAD) (1)	596,464	7,407
		166,114
Oil & Gas Refining & Marketing 1.0%		
Andeavor	170,067	17,102
Marathon Petroleum	126,403	9,241
Valero Energy	41,700	3,869
		30,212
Oil & Gas Storage & Transportation 1.2%		
Gibson Energy (CAD)	190,600	2,457
Koninklijke Vopak (EUR)	151,299	7,429
Plains GP Holdings, Class A (1)	208,500	4,535
TransCanada	462,500	19,106
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $112 (1)(2)(3)	37	112
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18, Cost $2,704 (1)(2)(3)	759	2,292
		35,931
Total Energy		402,960
HEALTH CARE 0.0%		
Biotechnology 0.0%		
Calyxt (1)	34,300	450
Total Health Care		450
INDUSTRIALS & BUSINESS SERVICES 1.7%		
Agricultural & Farm Machinery 0.2%		
AGCO	68,900	4,468
		4,468
Construction & Engineering 0.2%		
Jacobs Engineering Group	56,500	3,342

Valmont Industries	19,000	2,780
		6,122
Electrical Components & Equipment 0.4%		
ABB (CHF)	171,269	4,073
Hubbell	14,100	1,717
Legrand (EUR)	56,363	4,422
SGL Carbon (EUR) (1)	155,833	2,199
		12,411
Heavy Electrical Equipment 0.1%		
Siemens Gamesa Renewable Energy (EUR)	128,402	2,064
Vestas Wind Systems (DKK)	24,803	1,774
		3,838
Industrial Conglomerates 0.1%		
Carlisle Companies	38,600	4,030
		4,030
Industrial Machinery 0.5%		
Krones (EUR)	23,872	3,216
Mueller Water Products, Class A	214,700	2,334
Pentair	100,400	6,840
Sandvik (SEK)	244,168	4,474
		16,864
Research & Consulting Services 0.2%		
ALS Queensland (AUD)	911,106	5,243
		5,243
Total Industrials & Business Services		52,976
MATERIALS 35.4%		
Aluminum 0.8%		
Alumina (AUD)	7,026,530	12,893
Granges (SEK)	324,358	3,816

Norsk Hydro (NOK)	1,475,687	8,753
		25,462
Commodity Chemicals 0.2%		
Orion Engineered Carbons	90,234	2,445
Westlake Chemical	31,400	3,490
		5,935
Construction Materials 0.6%		
Martin Marietta Materials	21,000	4,353
Vulcan Materials	129,100	14,740
		19,093
Copper 3.3%		
Antofagasta (GBP)	1,341,152	17,340
Aurubis (EUR)	62,393	5,244
First Quantum Minerals (CAD)	1,221,200	17,147
Freeport-McMoRan (1)	1,321,900	23,226
KAZ Minerals (GBP) (1)	504,884	6,090
Lundin Mining (CAD)	2,444,405	16,032
OZ Minerals (AUD)	1,053,199	7,366
Sandfire Resources (AUD)	429,164	2,445
Southern Copper	168,400	9,124
		104,014
Diversified Chemicals 0.8%		
BASF (EUR)	84,465	8,566
DowDuPont	206,992	13,188
Incitec Pivot (AUD)	1,480,513	4,029
		25,783
Diversified Metals & Mining 9.9%		
Anglo American (GBP)	1,262,564	29,411
BHP Billiton Limited (AUD)	1,731,558	38,381
Boliden (SEK)	849,181	29,881
Eramet (EUR) (1)	32,120	4,427

Glencore (GBP)	9,802,126	48,709
Hindustan Zinc (INR)	1,241,099	5,766
HudBay Minerals (CAD)	411,300	2,912
Independence (AUD)	3,383,942	12,125
Materion	68,300	3,487
Mitsubishi Materials (JPY)	245,200	7,268
Rio Tinto (GBP)	1,211,901	61,497
South32 (AUD)	10,186,420	25,600
Sumitomo Metal Mining (JPY)	214,800	8,884
Teck Resources, Class B	982,900	25,320
Western Areas (AUD)	2,090,444	5,106
		308,774

Fertilizers & Agricultural Chemicals 0.6%

CF Industries	228,139	8,608
Nutrien	109,167	5,159
Yara International (NOK)	144,946	6,194
		19,961

Gold 8.1%

Acacia Mining (GBP)	340,782	683
Alamos Gold, Class A	588,400	3,066
Alamos Gold, Class A (CAD) (1)	1,666,663	8,667
B2Gold (CAD) (1)	3,453,694	9,463
Centamin (GBP)	7,711,357	16,720
Centerra Gold (CAD) (1)	482,592	2,768
Detour Gold (CAD) (1)	848,454	8,588
Evolution Mining (AUD)	8,366,774	19,616
Franco-Nevada (CAD)	573,259	39,112
Guyana Goldfields (CAD) (1)	655,342	2,533
Highland Gold Mining (GBP)	1,175,341	2,537
Kirkland Lake Gold (CAD)	1,576,034	24,429
New Gold (1)	737,400	1,903
Northern Star Resources (AUD)	4,288,406	20,814
OceanaGold (CAD)	949,134	2,556
Osisko Gold Royalties (CAD)	556,495	5,373
Randgold Resources (GBP)	557,201	46,290
Regis Resources (AUD)	1,772,695	6,216

Roxgold (CAD) (1)	908,500	712
Royal Gold	140,629	12,076
Saracen Mineral Holdings (AUD) (1)	6,275,620	8,656
Seabridge Gold (1)	125,423	1,355
Semafo (CAD) (1)	1,938,487	5,582
Tahoe Resources	544,088	2,552
		252,267

Industrial Gases 1.1%

Air Products & Chemicals	145,265	23,102
Praxair	69,300	10,000
		33,102

Metal & Glass Containers 0.5%

Ball	277,400	11,015
Vidrala (EUR)	36,814	4,147
		15,162

Paper Packaging 0.2%

Graphic Packaging Holding	172,700	2,651
Orora (AUD)	1,711,406	4,372
		7,023

Paper Products 0.1%

Mondi (GBP)	157,306	4,228
		4,228

Precious Metals & Minerals 0.4%

Asahi Holdings (JPY)	141,900	2,643
Dundee Precious Metals (CAD) (1)	820,676	1,962
Impala Platinum (ZAR) (1)	351,462	700
Lucara Diamond (CAD)	1,590,704	2,482

Petra Diamonds (GBP) (1)	3,997,532	3,691
		11,478
Silver 0.3%		
First Majestic Silver (CAD) (1)	411,342	2,519
Fortuna Silver Mines (CAD) (1)	1,163,769	6,070
Silvercorp Metals (CAD)	629,516	1,696
		10,285
Specialty Chemicals 2.4%		
Akzo Nobel (EUR)	81,311	7,683
Croda International (GBP)	114,059	7,327
GCP Applied Technologies (1)	93,500	2,716
Johnson Matthey (GBP)	53,965	2,302
Koninklijke DSM (EUR)	63,396	6,301
PPG Industries	87,900	9,810
RPM	216,000	10,297
Sherwin-Williams	26,900	10,548
Symrise (EUR)	59,620	4,801
Umicore (EUR)	192,655	10,206
Victrex (GBP)	126,986	4,578
		76,569
Steel 6.1%		
Acerinox (EUR)	572,442	8,007
Aperam (EUR)	128,065	6,132
ArcelorMittal (EUR) (1)	332,647	10,566
BlueScope Steel (AUD)	537,806	6,327
Ferrexpo (GBP)	1,347,994	4,632
Fortescue Metals Group (AUD)	4,396,025	14,809
Labrador Iron Ore Royalty (CAD)	185,700	3,041
NMDC (INR)	2,446,378	4,469
Nucor	522,095	31,895
POSCO (KRW)	61,694	19,693
Sanyo Special Steel (JPY)	126,600	3,201
Sims Metal Management (AUD)	251,668	2,827
Steel Dynamics	469,200	20,748

Ternium, ADR	191,500	6,222
Topy Industries (JPY)	158,700	4,584
Vale (BRL)	2,321,000	29,815
Voestalpine (EUR)	93,786	4,920
Warrior Met Coal	110,200	3,087
Worthington Industries	118,100	5,069
		190,044
Total Materials		1,109,180
REAL ESTATE 43.8%		
Diversified Real Estate Activities 2.0%		
Hang Lung Properties (HKD)	3,102,000	7,281
Mitsubishi Estate (JPY)	946,200	15,850
Mitsui Fudosan (JPY)	782,700	18,895
Sun Hung Kai Properties (HKD)	1,260,000	20,000
		62,026
Diversified Real Estate Investment Trusts 1.1%		
Alexander & Baldwin, REIT	315,685	7,302
Concentradora Fibra Danhos (MXN)	3,847,324	6,412
Gecina (EUR)	77,036	13,368
PS Business Parks, REIT	56,185	6,351
		33,433
Health Care Real Estate Investment Trusts 0.6%		
Healthcare Realty Trust, REIT	657,064	18,207
		18,207
Hotel & Resort Real Estate Investment Trusts 1.2%		
Host Hotels & Resorts, REIT	703,548	13,114
Pebblebrook Hotel Trust, REIT	219,365	7,535

Sunstone Hotel Investors, REIT	1,211,497	18,439
		39,088
Industrial Real Estate Investment Trusts 5.0%		
DCT Industrial Trust, REIT	649,337	36,584
EastGroup Properties, REIT	108,781	8,992
Goodman Group (AUD)	903,990	5,878
Mitsui Fudosan Logistics Park (JPY)	1,985	6,578
Nippon Prologis REIT (JPY)	3,036	6,594
Prologis, REIT	1,262,029	79,495
Terreno Realty, REIT	359,138	12,394
		156,515
Office Real Estate Investment Trusts 9.5%		
Alexandria Real Estate, REIT	164,345	20,525
Allied Properties Real Estate Investment (CAD)	182,800	5,755
Boston Properties, REIT	282,042	34,753
CapitaLand Commercial Trust (SGD)	1,326,700	1,860
Derwent London (GBP)	267,247	11,633
Douglas Emmett, REIT	1,081,034	39,739
Great Portland Estates (GBP)	1,374,958	12,831
Highwoods Properties, REIT	181,631	7,959
Hudson Pacific Properties, REIT	412,049	13,404
Inmobiliaria Colonial Socimi (EUR)	908,755	10,512
JBG Smith Properties, REIT	486,228	16,391
Kilroy Realty, REIT	372,362	26,423
Mori Hills REIT Investment (JPY)	5,359	6,791
Paramount, REIT	456,168	6,496
SL Green Realty, REIT	510,914	49,472
Vornado Realty Trust, REIT	521,216	35,078
		299,622
Real Estate Operating Companies 2.1%		
ADO Properties (EUR)	98,393	5,534
Hongkong Land Holdings	2,117,400	14,629
Hufvudstaden, A Shares (SEK)	593,369	8,830
Hysan Development (HKD)	2,134,000	11,325

Iguatemi Empresa de Shopping Centers (BRL)	425,800	5,063
PSP Swiss Property (CHF)	213,429	20,827
		66,208
Residential Real Estate Investment Trusts 8.9%		
American Campus Communities, REIT	582,889	22,511
AvalonBay Communities, REIT	424,272	69,776
Camden Property Trust, REIT	347,014	29,212
Canadian Apartment Properties REIT (CAD)	221,341	6,382
Equity Residential, REIT	1,172,475	72,248
Essex Property Trust, REIT	206,028	49,587
Nippon Accommodations Fund (JPY)	3,330	14,679
UNITE (GBP)	1,300,173	14,428
		278,823
Retail Real Estate Investment Trusts 11.0%		
Acadia Realty Trust, REIT	743,393	18,288
CapitaLand Mall Trust (SGD)	7,710,700	12,274
Charter Hall Retail REIT (AUD)	3,158,597	9,382
Federal Realty Investment Trust, REIT	212,173	24,635
GGP, REIT	2,544,888	52,069
Kimco Realty, REIT	888,670	12,797
Macerich Company, REIT	609,460	34,142
Regency Centers, REIT	767,908	45,291
Scentre (AUD)	6,131,459	18,093
Shaftesbury (GBP)	963,694	13,264
Simon Property Group, REIT	309,216	47,728
Taubman Centers, REIT	93,400	5,315
Unibail-Rodamco (EUR)	86,725	19,810
Urban Edge Properties, REIT	1,154,861	24,656
Weingarten Realty Investors, REIT	226,683	6,365
		344,109
Specialized Real Estate Investment Trusts 2.4%		
CubeSmart, REIT	180,800	5,099
Public Storage, REIT	200,759	40,230
Rayonier, REIT	324,457	11,414

Weyerhaeuser, REIT	515,997	18,060
		74,803
Total Real Estate		1,372,834
UTILITIES 1.9%		
Electric Utilities 0.7%		
American Electric Power	108,400	7,435
Eversource Energy	123,600	7,283
NextEra Energy	2,800	457
Red Electrica (EUR)	191,764	3,958
Westar Energy	58,679	3,086
		22,219
Gas Utilities 0.6%		
Atmos Energy	175,068	14,748
Italgas (EUR)	737,804	4,408
		19,156
Multi-Utilities 0.6%		
CMS Energy	87,600	3,967
DTE Energy	11,700	1,222
NiSource	390,000	9,325
Sempra Energy	39,056	4,344
		18,858
Total Utilities		60,233
Total Miscellaneous Common Stocks 0.0% (4)		895
Total Common Stocks (Cost $2,521,193)		3,028,412

Sempra Energy, Series A, 6.00%, 1/15/21	26,529	2,713
		5,973
Total Utilities		12,944
Total Convertible Preferred Stocks (Cost $14,503)		15,656

BANK LOANS 0.1% (5)

Energy 0.1%

Felix Energy, VR, 3M USD LIBOR + 6.50%, 7.81%, 8/9/22 Acquisition Date: 8/9/17, Cost $2,010 (2)(3)	2,030,000	2,010
Total Bank Loans (Cost $2,010)		2,010

SHORT-TERM INVESTMENTS 1.9%

Money Market Funds 1.9%

T. Rowe Price Treasury Reserve Fund, 1.61% (6)(7)	59,686,810	59,687
Total Short-Term Investments (Cost $59,687)		59,687
Total Investments in Securities		
99.3% of Net Assets (Cost $2,605,425)		**$ 3,113,383**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,126 and represents 0.2% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(6) Seven-day yield

(7) Affiliated Company

3M USD LIBOR Three month USD LIBOR (London Interbank Offered Rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $(548,000) for the period ended March 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018